Goodwill (Details) - Schedule of goodwill - CNY (¥) ¥ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2022	Dec. 30, 2021
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount at beginning	¥ 237,225
Acquisition from business combinations (Note 8)	764	237,225
Accumulated impairment loss	(237,225)
Cost and net carrying amount at ending	764	237,225
Subscription and licensing business [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount at beginning
Acquisition from business combinations (Note 8)		1,610
Accumulated impairment loss	(1,610)
Cost and net carrying amount at ending		1,610
Smart music learning business [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount at beginning
Acquisition from business combinations (Note 8)	764
Accumulated impairment loss
Cost and net carrying amount at ending	764
Music events and performances business [Member]
Goodwill (Details) - Schedule of goodwill [Line Items]
Cost and net carrying amount at beginning
Acquisition from business combinations (Note 8)		235,615
Accumulated impairment loss	(235,615)
Cost and net carrying amount at ending		¥ 235,615